Emerge EMPWR Sustainable Emerging Markets Equity ETF
Schedule of Investments
October 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 96.0%
Argentina – 1.2%
Banco BBVA Argentina SA, ADR ................................................. 490 $ 1,475
Grupo Financiero Galicia SA, ADR* ............................................... 289 2,243
Transportadora de Gas del Sur SA, Class B, ADR* ................................... 194 1,682
5,400
Brazil – 14.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR ............................. 1,861 21,513
Gerdau SA, ADR .............................................................. 1,725 8,591
Itau Unibanco Holding SA, ADR .................................................. 481 2,799
Petroleo Brasileiro SA, ADR ..................................................... 1,732 22,204
XP, Inc., Class A* .............................................................. 572 10,485
65,592
Chile – 3.2%
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 152 14,239
China – 24.7%
Alibaba Group Holding Ltd.* ..................................................... 1,400 10,960
Anhui Conch Cement Co. Ltd., Class H ............................................ 500 1,287
Baidu, Inc., Class A* ........................................................... 1,800 17,221
Bosideng International Holdings Ltd. .............................................. 12,000 5,182
China Meidong Auto Holdings Ltd. ................................................ 2,000 2,629
China Overseas Land & Investment Ltd. ........................................... 4,000 7,633
Ganfeng Lithium Group Co. Ltd., Class H, 144A ..................................... 800 5,412
Hua Hong Semiconductor Ltd., 144A* ............................................. 1,000 2,341
JD.com, Inc., Class A .......................................................... 750 13,863
Lenovo Group Ltd. ............................................................ 12,000 9,600
LI Ning Co. Ltd. ............................................................... 500 2,586
Ping An Insurance Group Co. of China Ltd., Class H .................................. 1,000 4,000
Postal Savings Bank of China Co. Ltd., Class H, 144A ................................ 15,000 6,956
Sunny Optical Technology Group Co. Ltd. .......................................... 500 4,335
Tencent Holdings Ltd. .......................................................... 400 10,477
Trip.com Group Ltd.* ........................................................... 100 2,206
Yadea Group Holdings Ltd., 144A ................................................. 2,000 3,052
109,740
India – 16.6%
Dr Reddy's Laboratories Ltd., ADR ................................................ 128 6,951
HDFC Bank Ltd., ADR .......................................................... 325 20,251
ICICI Bank Ltd., ADR .......................................................... 1,396 30,768
Infosys Ltd., ADR ............................................................. 503 9,421
Wipro Ltd., ADR .............................................................. 974 4,578
WNS Holdings Ltd., ADR* ....................................................... 23 1,980
73,949
Indonesia – 0.3%
Bank Central Asia TBK PT, ADR .................................................. 85 1,219
Mexico – 4.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR ............................... 92 5,867
Grupo Financiero Banorte SAB de CV, ADR ........................................ 38 1,551
Ternium SA, ADR ............................................................. 489 14,078
21,496

Emerge EMPWR Sustainable Emerging Markets Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
South Africa – 4.3%
Anglo American PLC ........................................................... 268 $ 8,049
Gold Fields Ltd., ADR .......................................................... 1,391 10,961
19,010
South Korea – 3.0%
Samsung Electronics Co. Ltd., GDR ............................................... 13 13,435
Taiwan – 10.7%
Silicon Motion Technology Corp., ADR ............................................. 178 9,521
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 413 25,420
United Microelectronics Corp., ADR* .............................................. 2,129 12,625
47,566
Thailand – 3.1%
Fabrinet* .................................................................... 122 13,957
United States – 9.4%
Globant SA* .................................................................. 59 11,132
Tenaris SA, ADR .............................................................. 978 30,729
41,861
Total Common Stocks (Cost $472,862) .......................................................... 427,464
Total Investments – 96.0%
(Cost $472,862) ............................................................................. $ 427,464
Other Assets in Excess of Liabilities – 4.0% ......................................................... 17,772
Net Assets – 100.0% .......................................................................... $ 445,236
* Non Income Producing
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
144A : Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 26.6%
Financials ...................................................................................... 18.3%
Materials ....................................................................................... 14.1%
Energy ......................................................................................... 12.3%
Consumer Discretionary ........................................................................... 9.1%
Communication Services .......................................................................... 6.2%
Utilities ......................................................................................... 4.8%
Real Estate ..................................................................................... 1.7%
Health Care ..................................................................................... 1.6%
Industrials ...................................................................................... 1.3%
Total Investments ................................................................................ 96.0%
Other Assets in Excess of Liabilities .................................................................. 4.0%
Net Assets ..................................................................................... 100.0%